Summary of Principal Accounting Policies - Selling Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling Expenses
Marketing and promotion services	¥ 9,019,349	¥ 16,831,978	¥ 12,021,015